Restructuring (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Rollforward of all restructuring activities

The following is a rollforward of all restructuring activities for the six months ended June 30, 2016 (in millions):

Restructuring Reserve Balance as of December 31, 2015	Restructuring Charges	Use of Reserve	Restructuring Reserve Balance as of June 30, 2016
$16.8	$1.6	$(2.2)	$16.2

The following is a rollforward of all restructuring activities related to MFS for the year ended December 31, 2015 (in millions):

Restructuring Reserve Balance as of December 31, 2014	Restructuring Charges	Use of Reserve	Restructuring Reserve Balance as of December 31, 2015
$15.6	$4.6	$(3.4)	$16.8